New standards, amendments and interpretations adopted by the Group	12 Months Ended
Dec. 31, 2020
Disclosure of expected impact of initial application of new standards or interpretations [text block] [Abstract]
New standards, amendments and interpretations adopted by the Group

4. New standards, amendments and interpretations adopted by the Group

In 2020, the following revised standards have been adopted:

IFRS 3	Amendments to IFRS 3, Definition of a business
IAS 1/IAS 8	Amendments to IAS 1 and IAS 8, Definition of material
IFRS 9/IAS 39/IFRS 7	Amendments to IFRS 9, IAS 39 and IFRS7, Interest Rate Benchmark Reform – Phase 1
IFRS 16	COVID-19 Rent-related Concessions (Amendments to IFRS 16)
Conceptual Framework	Amendments to References to the Conceptual Framework (Various Standards)

Adoption has not had a material impact on the amounts reported in these financial statements but may impact the accounting for future transactions and arrangements.

A number of new standards, amendments to standards and interpretations are effective for annual periods beginning after January 1, 2021, and have not been applied in preparing these consolidated financial statements.

Standard/Interpretation		Impact	Effective date	Planned application by the Group
New standards, interpretations or amendments
IFRS 9/IAS 39/IFRS 7/IFRS 4/IFRS 16	Amendments to IFRS 9/IAS 39/IFRS 7/IFRS 4/IFRS 16, Interest Rate Benchmark Reform – Phase 2	1)	January 1, 2021	FY 2021

IAS 16	Amendments to IAS 16, Proceeds before Intended Use	1)	January 1,2022	FY 2022

IAS 37	Amendments to IAS 37, Onerous contracts – Costs of Fulfilling a Contract	1)	January 1, 2022	FY 2022

IFRS 3	Amendments to IFRS 3, References to the Conceptual Framework	1)	January 1, 2022	FY 2022

IFRS 1, IFRS 9, IFRS 16, IAS 41	Annual improvements to IFRS Standards 2018-2020 Cycle	1)	January 1, 2022	FY 2022

IFRS 17	Insurance contracts	1)	January 1, 2023	FY 2023

IAS 1	Amendments to IAS 1, Classification of Liabilities as Current or Non-current	1)	January 1, 2023	FY 2023

1)	No material impact on the Group is expected from these standards and amendments issued but not effective.